INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 23,592	$ 17,079
Trade receivables (net of allowance for credit losses of $7,470 and $7,747 at December 31, 2021 and June 30, 2022 (unaudited), respectively)	115,740	107,826
Other accounts receivable and prepaid expenses	17,757	17,179
Inventories	60,710	61,398
Total current assets	217,799	203,482
NON-CURRENT ASSETS:
Trade receivables (net of allowance for credit losses of $1,117 and $755 at December 31, 2021 and June 30, 2022 (unaudited), respectively)	6,994	10,484
Severance pay and pension fund	4,878	5,648
Property and equipment, net	30,886	29,383
Operating lease right-of-use assets	18,980	20,233
Intangible assets, net	6,463	6,274
Other non-current assets	18,980	17,059
Total non-current assets	87,181	89,081
Total assets	304,980	292,563
CURRENT LIABILITIES:
Trade payables	72,032	69,436
Deferred revenues	3,067	3,384
Short-term loans	31,900	14,800
Operating lease liabilities	3,812	4,359
Other accounts payable and accrued expenses	24,883	23,704
Total current liabilities	135,694	115,683
LONG-TERM LIABILITIES:
Accrued severance pay and pension	9,641	10,799
Deferred revenues	10,895	9,275
Operating lease liabilities	14,305	17,210
Other long-term payables	2,472	2,445
Total long-term liabilities	37,313	39,729
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital: Ordinary shares of NIS 0.01 par value –Authorized: 120,000,000 shares at December 31, 2021 and June 30, 2022 (unaudited); Issued: 87,413,119 and 87,513,653 shares at December 31, 2021 and June 30, 2022 (unaudited), respectively; Outstanding: 83,931,596 and 84,032,130 shares at December 31, 2021 and June 30, 2022 (unaudited), respectively	224	224
Additional paid-in capital	429,792	428,244
Treasury shares at cost – 3,481,523 ordinary shares as of December 31, 2021 and June 30, 2022 )unaudited).	(20,091)	(20,091)
Accumulated other comprehensive loss	(12,425)	(9,507)
Accumulated deficit	(265,527)	(261,719)
Total shareholders' equity	131,973	137,151
Total liabilities and shareholders' equity	$ 304,980	$ 292,563